SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Company and the Plan have evaluated subsequent events through the date that these financial statements were issued, and there were no subsequent events, which would require an adjustment or additional disclosures to the financial statements.